Stockholders' Deficit - Schedule of Common Stock Warrants (Details) - $ / shares shares in Thousands	Dec. 31, 2025	Oct. 21, 2025
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	39,850
Exercise price of warrants (in USD per share)		$ 9.28
Public Warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	24,991
Exercise price of warrants (in USD per share)	$ 9.28
Expiration Date	Sep. 24, 2030
Private Placement Warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	14,300
Exercise price of warrants (in USD per share)	$ 9.28
Expiration Date	Sep. 24, 2030
Assumed Kodiak Warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	559
Exercise price of warrants (in USD per share)	$ 2.24
Assumed Kodiak Warrants [Member] | Maximum [Member]
Common Stock Reserved For Future Issuance [Line Items]
Expiration Date	Dec. 31, 2028
Assumed Kodiak Warrants [Member] | Minimum [Member]
Common Stock Reserved For Future Issuance [Line Items]
Expiration Date	Jun. 30, 2031